Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Profit or loss [Abstract]
Wages and salaries	¥ 1,158,320	$ 183,006	¥ 922,847	¥ 839,288
Contribution to defined contribution plans	258,190	40,792	275,703	297,926
Executive bonuses	59,908	9,465	44,921	32,190
Staff welfare	76,392	12,069	81,223	73,908
Staff severance cost	107,732	17,021	12,864	8,385
Cost of share-based payment	1,592	252	5,301	10,275
Others	1,870	295	20,340	9,062
Staff costs	¥ 1,664,004	$ 262,900	¥ 1,363,199	¥ 1,271,034